Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Exposure to Foreign Exchange Risks

The Group’s exposure to foreign exchange risk is as follows:

	As of December 31, 2016
(Foreign currencies: functional currencies)			Sensitivity analysis
	Foreign Currencies in thousands	Exchange rates	Movement	Impact to profit and loss before tax
				(NT$)
Financial assets
Monetary assets
USD:NTD	800,272	32.200	1%	257,688
USD:RMB	17,786	6.9370	1%	5,727
Nonmonetary assets
USD:NTD	21,951	32.200	N/A	N/A
Investments accounted for using the equity method
USD:NTD	559	32.250	N/A	N/A
Financial Liabilities
Monetary liabilities
USD:NTD	596,659	32.300	1%	192,721
USD:RMB	113,280	6.9370	1%	36,589
JPY:NTD	3,838,753	0.2776	1%	10,656
JPY:RMB	596,668	0.0596	1%	1,656

	As of December 31, 2017
(Foreign currencies: functional currencies)			Sensitivity analysis
	Foreign Currencies in thousands	Exchange rates	Movement	Impact to profit and loss before tax
				(NT$)
Financial assets
Monetary assets
USD:NTD	588,521	29.710	1%	174,850
USD:RMB	43,141	6.5342	1%	12,817
Financial Liabilities
Monetary liabilities
USD:NTD	550,842	29.810	1%	164,206
USD:RMB	158,166	6.5342	1%	47,149
JPY:NTD	2,912,882	0.2662	1%	7,754
JPY:RMB	1,013,068	0.0579	1%	2,697

Note: Currency risk does not arise from financial instruments that are nonmonetary items and thus are not subject to sensitivity analysis.

Summary of Aging Analysis of Accounts Receivable
(3)	Aging analysis of accounts receivables that were past due is as follows:

	As of December 31, 2016
	Total	Impaired	Unimpaired
	NT$	NT$	NT$
1-90 days	933,715	—	933,715
91-180 days	54,947	—	54,947
Over 180 days	5,401	1,695	3,706

	994,063	1,695	992,368

	As of December 31, 2017
	Total	Impaired	Unimpaired
	NT$	NT$	NT$
1-90 days	1,322,342	—	1,322,342
91-180 days	15,165	10,238	4,927
Over 180 days	3,561	1,695	1,866

	1,341,068	11,933	1,329,135

Note: As of December 31, 2016 and 2017, no impairment loss incurred on accounts receivables that are not past due.

Summary of Maturity of Financial Liabilities

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual terms (including principals and interests payments), which is presented on an undiscounted basis:

	As of December 31, 2016
	Less than 1 year	1-2 years	2-3 years	Over 3 years	Total
	NT$	NT$	NT$	NT$	NT$
Short-term Loans	2,761,041	—	—	—	2,761,041
Accounts Payable	8,194,647	—	—	—	8,194,647
Other Payables	11,896,517	—	—	—	11,896,517
Other Current Liabilities-Others	106,859	—	—	—	106,859
Convertible Bonds (include the current portion)	13,312,768	—	—	—	13,312,768
Long-term Loans (include the current portion)	3,714,850	2,851,419	5,959,549	6,402,421	18,928,239
Other Non-Current Liabilities	—	63,215	—	8,279	71,494

	39,986,682	2,914,634	5,959,549	6,410,700	55,271,565

	As of December 31, 2017
	Less than 1 year	1-2 years	2-3 years	Over 3 years	Total
	NT$	NT$	NT$	NT$	NT$
Short-term Loans	3,454,355	—	—	—	3,454,355
Accounts Payable	7,456,974	—	—	—	7,456,974
Other Payables	10,082,704	—	—	—	10,082,704
Other Current Liabilities-Others	133,212	—	—	—	133,212
Convertible Bonds (include the current portion)	—	12,533,316	—	—	12,533,316
Long-term Loans (include the current portion)	3,363,170	6,462,779	3,889,463	2,513,314	16,228,726
Other Non-Current Liabilities	—	5,052	208	1,228	6,488

	24,490,415	19,001,147	3,889,671	2,514,542	49,895,775